Deferred Underwriting Compensation (Details) - TPG Pace Solutions - USD ($)		9 Months Ended
	Apr. 13, 2021	Sep. 30, 2021
Percentage of deferred discount on gross proceeds	3.50%	3.50%
Deferred discount payable upon completion of business combination	$ 9,975,000	$ 9,975,000